Income Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Organizational costs/startup expenses	$ 1,031
Deferred revenue	41
Section 174 - software development cost	1,097
Stock based compensation	164
Research credits
Other accruals	50
Fixed assets
Other
Net operating loss carryforward	2,202
Total deferred tax asset	4,585
Less: Valuation allowance	(871)
Deferred tax asset, net of valuation allowance	3,714
Intangibles	(4,338)
Property, plant & equipment	(13)
Other
Capitalized research
Total deferred tax liabilities	(4,351)
Net Deferred Tax Asset (Liability)	$ (637)
Predecessor [Member]
Organizational costs/startup expenses
Deferred revenue
Section 174 - software development cost
Stock based compensation		549
Research credits		123
Other accruals		49
Fixed assets		22
Other		1,328
Net operating loss carryforward		17,038
Total deferred tax asset		19,109
Less: Valuation allowance		(14,403)
Deferred tax asset, net of valuation allowance		4,706
Intangibles		(4,386)
Property, plant & equipment		(13)
Other		(177)
Capitalized research		(127)
Total deferred tax liabilities		(4,703)
Net Deferred Tax Asset (Liability)		$ 3